Earnings per common share	12 Months Ended
Mar. 31, 2020
Earnings per common share
18. Earnings per common share
The following table sets forth the computation of basic and diluted earnings per common share for the fiscal years ended March 31, 2018, 2019 and 2020:

	2018	2019	2020
	(in millions of yen)
Net income:
Net income attributable to MHFG common shareholders	577,608	84,471	150,195

Effect of dilutive securities	—	—	—

Net income attributable to common shareholders after assumed conversions	577,608	84,471	150,195

	2018	2019	2020
	(thousands of shares)
Shares:
Weighted average common shares outstanding	25,366,345	25,362,376	25,373,681

Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs (Note)	7,586	4,522	1,583

Weighted average common shares after assumed conversions	25,373,931	25,366,898	25,375,264

	2018	2019	2020
	(in yen)
Earnings per common share:
Basic net income per common share	22.77	3.33	5.92

Diluted net income per common share (Note)	22.76	3.33	5.92

Note:	For the fiscal year ended March 31, 2020, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.